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                    MetLife Insurance Company of Connecticut


October 31, 2007

VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re: MetLife Insurance Company of Connecticut
Registration Statement on Form N-4
File No.  333-136191

Dear Sir or Madam:

Pursuant to Rule 461 under the Securities Act of 1933, as amended, the undersigned, as Vice President of MetLife Insurance Company of Connecticut, issuer of, and as Executive Vice President of MetLife Investors Distribution Company, principal underwriter for, the securities to be issued by MetLife Insurance Company of Connecticut, hereby request acceleration of the effective date of the above-captioned registration statement on Form N-4 to November 12, 2007 or, as soon thereafter as practicable.

                                  Very truly yours,


                                  MetLife Insurance Company of Connecticut

                                  /s/ Bennett Kleinberg
                                  ---------------------
                                  By: Bennett Kleinberg
                                  Vice President and Actuary

                                  MetLife Investors Distribution Company

                                  /s/ Elizabeth M. Forget
                                  -----------------------
                                  By: Elizabeth M. Forget
                                  Executive Vice President, Investment Fund
                                  Management & Marketing